Accounts receivable - Movement of allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Balance at beginning of the year	¥ 3,434,615	¥ 2,288,218	¥ 2,631,969
Balance at end of the year	3,492,919	3,434,615	2,288,218
Allowance for credit losses
Accounts receivable
Balance at beginning of the year	(723,655)	(692,722)	(650,888)
Provision	(510,885)	(387,196)	(454,168)
Write-offs	340,587	356,263	412,334
Balance at end of the year	¥ (893,953)	¥ (723,655)	¥ (692,722)